SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net			$ 31,535	$ 82,840
Income Tax Expense (Benefit)	$ (931)		(228)	74
PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income Tax Limitations Extended Period	5 years	5 years
Income Tax Expense (Benefit)	$ 13,900	¥ 100,000
Used-car sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net			1,420	80,034
New-car wholesales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net			30,048	$ 2,806
Technical services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net			$ 67